Segment Information (Tables)	6 Months Ended
Jun. 30, 2024
Segment Information [Abstract]
Schedule of Chief Operating Decision-Maker for the Reportable Segments	The segment information provided to the chief operating decision-maker for the reportable segments is as follows:
	Six months ended June 30, 2024
	Security Convergence	Video IoT	Other segment (Note 1)	Adjustment and write-off (Note 2)	Consolidation
Revenue from external customers	$19,225,852	$1,448,839	$-	$-	$20,674,691
Inter-segment revenue	506,478	1,941	-	(508,419)	-
Total segment revenue	$19,732,330	$1,450,780	$-	$(508,419)	$20,674,691
Segment gain (loss) before tax	$10,331,305	$581,944	$(9,268,068)	$104,298	$1,749,479
Segment including:
Depreciation	$(164,733)	$(18,406)	$(92,607)	$-	$(275,746)
Amortization	$(69,251)	$(4,328)	$(368,663)	$-	$(442,242)
Interest income	$158,031	$12,545	$221,879	$-	$392,455
Interest expense	$(256,131)	$(36,267)	$(124,207)	$-	$(416,605)
Tax expense	$121,055	$14,330	$2,506		$137,891
Segment assets	$89,569,681	$11,856,603	$121,854,568	$(90,167,488)	$133,113,364
Segment liabilities	$47,090,280	$18,218,480	$83,395,402	$(87,646,410)	$61,057,682

	Six months ended June 30, 2023
	Security Convergence	Video IoT	Other segment (Note 1)	Adjustment and write-off (Note 2)	Consolidation
Revenue from external customers	$4,971,940	$1,457,395	$-	$-	$6,429,335
Inter-segment revenue	85,817	30,482	-	(116,299)	-
Total segment revenue	$5,057,757	$1,487,877	$-	$(116,299)	$6,429,335
Segment loss before tax	$(948,206)	$(5,970)	$(6,313,410)	$-	$7,267,586
Segment including:
Depreciation	$(249,437)	$(68,639)	$(3,826)	$-	$(321,902)
Amortization	$(24,021)	$(7,552)	$(375,000)	$-	$(406,573)
Interest income	$124,216	$40,622	$235,678	$-	$400,516
Interest expense	$(226,547)	$(53,412)	$(96,587)	$-	$(376,546)
Tax expense	$-	$-	$2,172	$-	$(2,172)
Segment assets	$35,950,283	$18,834,567	$50,250,746	$(40,472,530)	$64,563,066
Segment liabilities	$29,668,610	$21,389,037	$23,088,311	$(38,660,114)	$35,485,844
Note 1:	Other segment is composed of holding companies and oversea subsidiaries which are excluded from reportable segments of Security Convergence or Video IoT.
Note 2:	Adjustment and write-off represent elimination for intercompany transactions for consolidation purpose.